Directors and Senior Management - Summary of Remuneration of Directors of the Company (Details) - Directors - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Directors Remuneration [Line Items]
Emoluments	$ 6	$ 8	$ 12
Value of released awards under long-term incentive plans	6	12	20
Employer contributions to pension plans	$ 1	$ 1	$ 1